Fair Value Financial Assets and Liabilities (Details) - Schedule of carrying amounts and fair values of financial instruments - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Total financial liabilities [Member]
Financial assets
Carrying amount	S/ 1,340,505	S/ 1,237,942
Fair value	1,386,418	1,240,015
Level 1 of fair value hierarchy [member] | Trade and other payables [Member]
Financial assets
Carrying amount	237,299	154,565
Fair value	237,299	154,565
Level 1 of fair value hierarchy [member] | Senior notes [Member]
Financial assets
Carrying amount	1,003,130	441,786
Fair value	1,048,484	442,142
Level 2 of fair value hierarchy [member] | Derivatives financial liabilities - Cross currency swaps [Member]
Financial assets
Carrying amount	1,302
Fair value	1,302
Level 2 of fair value hierarchy [member] | Promissory notes [Member]
Financial assets
Carrying amount	98,774	641,591
Fair value	99,333	643,308
Cash and cash equivalents [Member] | Level 1 of fair value hierarchy [member]
Financial assets
Carrying amount	68,266	49,067
Fair value	68,266	49,067
Trade and other receivables [Member] | Level 1 of fair value hierarchy [member]
Financial assets
Carrying amount	125,211	107,501
Fair value	125,211	107,501
Derivatives financial assets - Cross currency swaps [Member] | Level 2 of fair value hierarchy [member]
Financial assets
Carrying amount		12,268
Fair value		12,268
Financial investment at fair value through other comprehensive income [Member] | Level 3 of fair value hierarchy [member]
Financial assets
Carrying amount	18,224	26,883
Fair value	18,224	26,883
Total financial assets [Member]
Financial assets
Carrying amount	211,701	195,719
Fair value	S/ 211,701	S/ 195,719